Commitments & Contingencies (Details) - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IPO [Member]
Commitments and Contingencies [Line Items]
Purchase of additional units	1,275,000
Underwriting discount percentage	2.00%	2.00%
Underwriters	$ 1,955,000
Deferred underwriting fee percentage	3.50%	3.50%
Gross proceeds		$ 1,955,000
US Tiger [Member]
Commitments and Contingencies [Line Items]
Representative shares	60,000
Business Combination [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Underwriters	$ 3,421,250
Business Combination [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Gross proceeds		$ 3,421,250